[company letterhead]

September 4, 2024

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

Re: Wilton Reassurance Life Co of New York Variable Life Separate Account A (File No. 811-21250)

Dear Commissioners:

On behalf of Wilton Reassurance Life Co of New York Variable Life Separate Account A (the “Separate Account”) of Wilton Reassurance Life Company of New York (the “Company”), incorporated by reference are Semi-Annual Reports for the underlying funds of the Separate Account (the “Funds”) for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”). The Company understands that the Funds have filed their Semi-Annual Reports with the Commission under separate cover pursuant to Rule 30d-1.

The Funds Semi-Annual Report filings are as follows:

THE ALGER PORTFOLIOS	Alger Balanced Portfolio - Class I-2	811-05550

THE ALGER PORTFOLIOS	Alger Capital Appreciation Portfolio - Class I-2	811-05550

THE ALGER PORTFOLIOS	Alger Large Cap Growth Portfolio - Class I-2	811-05550

THE ALGER PORTFOLIOS	Alger Mid Cap Growth Portfolio - Class I-2	811-05550

THE ALGER PORTFOLIOS	Alger Small Cap Growth Portfolio - Class I-2	811-05550

AB VARIABLE PRODUCTS SERIES FUND, INC.	AB VPS Relative Value Portfolio - Class A	811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.	AB VPS International Value Portfolio - Class A	811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.	AB VPS Small Cap Growth Portfolio - Class A	811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.	AB VPS Discovery Value Portfolio - Class A	811-05398

DEUTSCHE DWS VARIABLE SERIES II	DWS Global Income Builder VIP (Class A)	811-05002

DEUTSCHE DWS INVESTMENTS VIT FUNDS	DWS Equity 500 Index VIP - Class A	811-07507

DEUTSCHE DWS INVESTMENTS VIT FUNDS	DWS Small Cap Index VIP - Class A	811-07507

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Asset Manager Portfolio - Initial Class	811-05361

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP ContrafundSM Portfolio - Initial Class	811-05511

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Disciplined Small Cap Portfolio - Initial Class	811-05511

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Emerging Markets Portfolio - Initial Class	811-05511

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Equity-Income PortfolioSM - Initial Class	811-03329

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Government Money Market Portfolio - Initial Class	811-05361

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Growth & Income Portfolio - Initial Class	811-07205

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Growth Portfolio - Initial Class	811-03329

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP High Income Portfolio - Initial Class	811-03329

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Index 500 Portfolio - Initial Class	811-05511

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	811-05361

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Mid Cap Portfolio - Initial Class	811-07205

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Overseas Portfolio - Initial Class	811-03329

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Real Estate Portfolio - Initial Class	811-03759

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Value Portfolio - Initial Class	811-03329

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Value Strategies Portfolio - Initial Class	811-07205

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Index 500 Portfolio - Service Class	811-05511

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Income VIP Fund - Class 1	811-05583

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Mutual Global Discovery VIP Fund - Class 1	811-05583

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Mutual Shares VIP Fund - Class 1	811-05583

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Small Cap Value VIP Fund - Class 1	811-05583

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Small-Mid Cap Growth VIP Fund - Class 1	811-05583

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Strategic Income VIP Fund - Class 1	811-05583

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin U.S. Government Securities VIP Fund - Class 1	811-05583

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Templeton Global Bond VIP Fund - Class 1	811-05583

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Equity and Income Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Core Plus Bond Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Global Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Global Strategic Income Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco Oppenheimer V.I. International Growth Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Main Street Fund® - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Main Street Small Cap Fund® - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Global Fund - Series II	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. American Franchise Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. American Value Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Core Equity Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Diversified Dividend Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Government Securities Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Growth and Income Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. High Yield Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. EQV International Equity Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Main Street Mid Cap Fund® - Series I	811-07452

JANUS ASPEN SERIES	Janus Henderson Balanced Portfolio - Institutional Shares	811-7736

JANUS ASPEN SERIES	Janus Henderson Enterprise Portfolio - Institutional Shares	811-7736

JANUS ASPEN SERIES	Janus Henderson Flexible Bond Portfolio - Institutional Shares	811-7736

JANUS ASPEN SERIES	Janus Henderson Forty Portfolio - Institutional Shares	811-7736

JANUS ASPEN SERIES	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	811-7736

JANUS ASPEN SERIES	Janus Henderson Mid Cap Value Portfolio - Institutional Shares	811-7736

JANUS ASPEN SERIES	Janus Henderson Overseas Portfolio - Institutional Shares	811-7736

JANUS ASPEN SERIES	Janus Henderson Research Portfolio - Institutional Shares	811-7736

JANUS ASPEN SERIES	Janus Henderson Balanced Portfolio - Service Shares	811-7736

JANUS ASPEN SERIES	Janus Henderson Global Research Portfolio - Service Shares	811-7736

JANUS ASPEN SERIES	Janus Henderson Mid Cap Value Portfolio - Service Shares	811-7736

JANUS ASPEN SERIES	Janus Henderson Overseas Portfolio - Service Shares	811-7736

LAZARD RETIREMENT SERIES , INC.	Lazard Retirement Emerging Markets Equity Portfolio	811-08071

LEGG MASON PARTNERS VARIABLE EQUITY TRUST	ClearBridge Variable Large Cap Value Portfolio - Class I	811-21128

LEGG MASON PARTNERS VARIABLE INCOME TRUST	Western Asset Variable Global High Yield Bond Portfolio - Class I	811-06310

MFS® VARIABLE INSURANCE TRUST II	MFS® High Yield Portfolio - Initial Class	811-3732

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Trust Series - Initial Class	811-8326

MFS® VARIABLE INSURANCE TRUST II	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	811-3732

MFS® VARIABLE INSURANCE TRUST	MFS® New Discovery Series - Initial Class	811-8326

MFS® VARIABLE INSURANCE TRUST	MFS® Total Return Series - Initial Class	811-8326

MFS® VARIABLE INSURANCE TRUST	MFS® Utilities Series - Initial Class	811-8326

MFS® VARIABLE INSURANCE TRUST	MFS® Value Series - Initial Class	811-8326

MORGAN STANLEY VARIABLE INSURANCE FUND, INC.	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	811-07607

MORGAN STANLEY VARIABLE INSURANCE FUND, INC.	Morgan Stanley VIF Growth Portfolio - Class I	811-07607

MORGAN STANLEY VARIABLE INSURANCE FUND, INC.	Morgan Stanley VIF U.S. Real Estate Portfolio - Class I	811-07607

ALPS VARIABLE INVESTMENT TRUST	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	811-21987

ALPS VARIABLE INVESTMENT TRUST	Morningstar Balanced ETF Asset Allocation Portfolio Class I	811-21987

ALPS VARIABLE INVESTMENT TRUST	Morningstar Conservative ETF Asset Allocation Portfolio Class I	811-21987

ALPS VARIABLE INVESTMENT TRUST	Morningstar Growth ETF Asset Allocation Portfolio Class I	811-21987

ALPS VARIABLE INVESTMENT TRUST	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	811-21987

PIMCO VARIABLE INSURANCE TRUST	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares	811-08399

PIMCO VARIABLE INSURANCE TRUST	PIMCO VIT Real Return Portfolio - Administrative Shares	811-08399

PIMCO VARIABLE INSURANCE TRUST	PIMCO VIT Total Return Portfolio - Administrative Shares	811-08399

PUTNAM VARIABLE TRUST	Putnam VT High Yield Fund - Class IA	811-05346

PUTNAM VARIABLE TRUST	Putnam VT International Value Fund - Class IA	811-05346

T. ROWE PRICE EQUITY SERIES, INC.	T. Rowe Price Blue Chip Growth Portfolio - I	811-07143

T. ROWE PRICE EQUITY SERIES, INC.	T. Rowe Price Equity Income Portfolio - I	811-07143

VANECK VIP TRUST	VanEck VIP Emerging Markets Fund - Initial Class	811-05083

VANECK VIP TRUST	VanEck VIP Global Resources Fund - Initial Class	811-05083

These Semi-Annual Reports are for the period ending June 30, 2024 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act. If you have any questions regarding this filing, please contact Karen Carpenter at (319) 491-8364.

Very truly yours,

/s/ Enrico J. Treglia

Enrico J. Treglia

Senior Vice President, Group Chief Operating Officer